SCHEDULE OF GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Acquisitions Goodwill And Intangible Assets
Balance at January 1, 2024 and 2023	$ 5,988,230	$ 12,071,376
Less: Goodwill impairment due to market capitalization	(3,200,000)	(6,083,146)
Balance at December 31, 2024 and 2023	$ 2,788,230	$ 5,988,230